Consolidated Statement Of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue
Room rentals and other hotel services	$ 50,647	$ 58,714	$ 58,799
Operating expenses
Hotel and property operations	37,092	43,367	44,391
Depreciation and amortization	5,190	5,400	6,437
General and administrative	5,792	5,493	4,192
Acquisition and terminated transactions	550	684
Terminated equity transactions		246	76
Total operating expenses	48,624	55,190	55,096
Operating income	2,023	3,524	3,703
Net gain (loss) on disposition of assets	23,132	4,798	(1)
Equity in loss of joint venture	(244)
Net gain (loss) on derivatives and convertible debt	6,377	11,578	(14,430)
Other income	55	114	116
Interest expense	(4,710)	(5,522)	(7,116)
Loss on debt extinguishment	(2,187)	(213)	(158)
Impairment loss	(1,477)	(3,829)	(1,269)
Earnings (loss) from continuing operations before income taxes	22,969	10,450	(19,155)
Income tax expense	(125)
Earnings (loss) from continuing operations	22,844	10,450	(19,155)
Gain from discontinued operations, net of tax	678	3,872	2,896
Net earnings (loss)	23,522	14,322	(16,259)
(Earnings) loss attributable to noncontrolling interest	(727)	(1,197)	23
Net earnings (loss) attributable to controlling interests	22,795	13,125	(16,236)
Dividends declared and undeclared and in kind dividends deemed on preferred stock	(20,748)	(3,632)	(3,452)
Net earnings (loss) attributable to common shareholders	$ 2,047	$ 9,493	$ (19,688)
Earnings per Share
Continuing operations - Basic	$ 1.82	$ 8.06	$ (37.64)
Discontinued operations - Basic	0.85	4.55	4.81
Total - Basic Earnings per Share	2.67	12.61	(32.83)
Continuing operations - Diluted	0.78	(0.98)	(37.64)
Discontinued operations - Diluted	0.13	$ 0.98	4.81
Total - Diluted Earnings per Share	$ 0.91		$ (32.83)